Other comprehensive income (loss) and accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2013
Other comprehensive income (loss) and accumulated other comprehensive loss

9    Other comprehensive income (loss) and accumulated other comprehensive loss

The components of “Accumulated other comprehensive loss”, net of tax, are as follows:

(in millions of Canadian dollars)	2013	2012

Unrealized foreign exchange loss on translation of the net investment in U.S. subsidiaries	$(88)	$(308)
Unrealized foreign exchange gain on translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	193	382
Deferred loss on settled hedge instruments	(16)	(1)
Unrealized effective gains (losses) on cash flow hedges	3	(11)
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(1,593)	(2,828)
Equity accounted investments	(2)	(2)

Accumulated other comprehensive loss	$(1,503)	$(2,768)

Components of other comprehensive income (loss) and the related tax effects are as follows:

(in millions of Canadian dollars)	Before tax amount	Income tax recovery (expense)	Net of tax amount

For the year ended December 31, 2013
Unrealized foreign exchange gain (loss) on:
Translation of the net investment in U.S. subsidiaries	$220	$–	$220
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (Note 19)	(217)	28	(189)
Change in derivatives designated as cash flow hedges:
Realized loss on cash flow hedges recognized in income	(19)	–	(19)
Unrealized gain on cash flow hedges	18	–	18
Change in pension and other benefits actuarial gains and losses	1,603	(427)	1,176
Change in prior service pension and other benefit costs	78	(19)	59

Other comprehensive income	$1,683	$(418)	$1,265

For the year ended December 31, 2012
Unrealized foreign exchange (loss) gain on:
Translation of the net investment in U.S. subsidiaries	$(58)	$–	$(58)
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (Note 19)	69	(9)	60
Change in derivatives designated as cash flow hedges:
Realized gain on cash flow hedges recognized in income	6	(1)	5
Unrealized gain on cash flow hedges	3	–	3
Change in pension and other benefits actuarial gains and losses	(62)	12	(50)
Change in prior service pension and other benefit costs	12	(2)	10
Equity accounted investments	(2)	–	(2)

Other comprehensive loss	$(32)	$–	$(32)

For the year ended December 31, 2011
Unrealized foreign exchange gain (loss) on:
Translation of the net investment in U.S. subsidiaries	$59	$–	$59
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (Note 19)	(59)	8	(51)
Change in derivatives designated as cash flow hedges:
Realized loss on cash flow hedges recognized in income	(17)	3	(14)
Unrealized gain on cash flow hedges	10	(1)	9
Change in pension and other benefits actuarial gains and losses	(892)	232	(660)
Change in prior service pension and other benefit costs	9	(2)	7

Other comprehensive loss	$(890)	$240	$(650)

Changes in accumulated other comprehensive loss (AOCL) by component:

(in millions of Canadian dollars)	Foreign currency net of hedging activities(1)	Derivatives and other(1)	Pension and post- retirement defined benefit plans(1)(a)	Total(1)

Opening balance, 2013	$74	$(14)	$(2,828)	$(2,768)
Other comprehensive income (loss) before reclassifications	31	17	1,078	1,126
Amounts reclassified from accumulated other comprehensive loss	–	(18)	157	139

Net current-period other comprehensive income (loss)	31	(1)	1,235	1,265

Closing balance, 2013	$105	$(15)	$(1,593)	$(1,503)

Opening balance, 2012	$72	$(20)	$(2,788)	$(2,736)
Other comprehensive income (loss) before reclassifications	2	1	(199)	(196)
Amounts reclassified from accumulated other comprehensive loss	–	5	159	164

Net current-period other comprehensive income (loss)	2	6	(40)	(32)

Closing balance, 2012	$74	$(14)	$(2,828)	$(2,768)

(a) Amounts reclassified from accumulated other comprehensive loss

	2013	2012

Amortization of prior service costs(2)	$(58)	$2
Recognition of net actuarial loss(2)	272	214

Total before income tax	$214	$216
Income tax recovery	(57)	(57)

Net of income tax	$157	$159

(1) Amounts are presented net of tax.

(2) Impacts Compensation and benefits on the Consolidated Statements of Income.